Recently Issued International Financial Reporting Standards - Condensed Consolidated Statements of Profit or Loss and Comprehensive Loss (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss [Line Items]
Revenue		€ 21,915	€ 2,510	€ 1,905
Operating result		(35,302)	(27,881)	(23,111)
Total comprehensive loss for the period		€ (64,685)	€ (47,429)	€ (23,256)
Basic (and diluted) loss per share	[1],[2]	€ (3.37)	€ (3.58)	€ (3.96)
Previously stated [member]
Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss [Line Items]
Revenue		€ 13,600	€ 2,719	€ 1,977
Operating result		(43,617)	(27,672)	(23,039)
Total comprehensive loss for the period		€ (73,000)	€ (47,220)	€ (23,184)
Basic (and diluted) loss per share		€ (3.80)	€ (3.57)	€ (3.95)
Increase (decrease) due to application of IFRS 15 [member]
Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss [Line Items]
Revenue		€ 8,315	€ (209)	€ (72)
Operating result		8,315	(209)	(72)
Total comprehensive loss for the period		€ 8,315	€ (209)	€ (72)
Basic (and diluted) loss per share		€ 0.43	€ (0.01)	€ (0.01)

[1]	For the periods included in these financial statements, the share options are not included in the diluted loss per share calculation as the Company was loss-making in all these periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted loss per share is equal.
[2]	The basic (and diluted) loss per share is adjusted for the 2015 period based on the reverse share split with reference to note 14 regarding the capital reorganization.